Financial Instrument - Changes in Value of the Group's Commodity Financial Instruments (Detail) - Copper sector [member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Total exposure	₨ (10,279)		₨ 1,851	$ (136)
Effect on pre-tax profit/(loss) of a 10% increase in the LME	(1,028)	$ (14)	(185)
Effect on pre-tax equity of a 10% increase in the LME	₨ 0	$ 0	₨ 0